Marketable Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Available For Sale Securities [Line Items]
Other than temporary impairment charges	$ 0
Available-for-sale Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Other comprehensive income relating to marketable securities for foreign exchange gain	$ 149,000	$ 423,000